Combined Statements of Ralcorp Equity and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Ralcorp investment	Accumulated other comprehensive income (loss)	Additional Paid-in Capital [Member]	Net Investment [Member]	Retained Earnings [Member]	Accumulated Defined Benefit Plans Adjustment [Member]	Accumulated Translation Adjustment [Member]
Balance at beginning of period at Sep. 30, 2008	$ 1,811.3		$ 1,806.1	$ 5.2
Comprehensive income (loss):
Net (Loss) Earnings	101.1		101.1
Other comprehensive income (loss):
Net change in postretirement benefit plans, net of tax benefit	(0.4)			(0.4)
Net foreign currency translation adjustment	(2.5)			(2.5)
Net transfer to/from Ralcorp	113.8		113.8
Balance at end of period at Sep. 30, 2009	2,023.3		2,021.0	2.3
Comprehensive income (loss):
Net (Loss) Earnings	92.0		92.0
Other comprehensive income (loss):
Net change in postretirement benefit plans, net of tax benefit	(4.8)			(4.8)
Net foreign currency translation adjustment	3.1			3.1
Net transfer to/from Ralcorp	(51.9)		(51.9)
Balance at end of period at Sep. 30, 2010	2,061.7		2,061.1	0.6
Shares, Outstanding		0
Comprehensive income (loss):
Net (Loss) Earnings	(424.3)		(424.3)
Other comprehensive income (loss):
Net change in postretirement benefit plans, net of tax benefit	(5.3)			(5.3)
Net foreign currency translation adjustment	1.1			1.1
Net transfer to/from Ralcorp	(198.5)		(198.5)
Balance at end of period at Sep. 30, 2011	1,434.7	0	1,438.3	(3.6)	0	1,438.3	0	(4.6)	1.0
Shares, Outstanding		34.4
Comprehensive income (loss):
Net (Loss) Earnings	39.1					13.3	25.8
Other comprehensive income (loss):
Net change in postretirement benefit plans, net of tax benefit	(7.0)
Net foreign currency translation adjustment	(2.8)
Separation Related Adjustments	190.0					181.8		7.2	1.0
Adjustments to Additional Paid in Capital, Other	0				1,269.8	1,269.8
Stockholders' Equity Note, Spinoff Transaction, Shares		34.4
Stockholders' Equity Note, Spinoff Transaction		0.3			(0.3)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1.8				1.8
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	0.2
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(1.8)								(1.8)
Balance at end of period at Jun. 30, 2012	$ 1,284.0	$ 0.3			$ 1,271.3	$ 0	$ 25.8	$ (11.6)	$ (1.8)